Loans and borrowings - Financing (Details)	Dec. 16, 2020	Aug. 28, 2020
Term Loan | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest	2.75%	2.75%
Term Loan | ≤ 4.00x > 3.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		2.25%
Term Loan | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest		2.00%
Term Loan | ≤ 3.00x > 2.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.75%
Term Loan | ≤ 2.50x > 2.00x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.50%
Term Loan | ≤ 2.00x > 1.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.25%
Term Loan | ≤ 1.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.00%
Revolving Credit Facility (RCF) | > 4.00x
Disclosure of detailed information about borrowings [line items]
Effective interest	2.50%	2.50%
Revolving Credit Facility (RCF) | ≤ 4.00x > 3.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		2.00%
Revolving Credit Facility (RCF) | ≤ 3.50x > 3.00x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.75%
Revolving Credit Facility (RCF) | ≤ 3.00x > 2.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.50%
Revolving Credit Facility (RCF) | ≤ 2.50x > 2.00x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.25%
Revolving Credit Facility (RCF) | ≤ 2.00x > 1.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		1.00%
Revolving Credit Facility (RCF) | ≤ 1.50x
Disclosure of detailed information about borrowings [line items]
Effective interest		0.75%